[Dechert Letterhead]

January 18, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                            ING Mutual Funds (the “Registrant”)

(File No. 811-07428)

Ladies and Gentlemen:

On behalf of the Registrant, attached for electronic filing pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934 and Rule 20a-1 under the Investment Company Act of 1940 is a definitive combined proxy statement/information statement and related proxy materials relating to a March 12, 2013 special meeting of shareholders of the ING International Value Equity Fund (the “Fund”), a series of the Registrant.

The Registrant’s Board of Trustees (the “Board”) is soliciting the votes of the Fund’s shareholders to approve an investment sub-advisory agreement with ING Investment Management Co LLC.

No fees are required in connection with this filing.  Please call the undersigned at (704) 339-3164 with any questions regarding the attached.

Sincerely,

/s/ Corey Rose
Corey Rose
Dechert LLP